FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.1%
	COMMUNICATIONS — 11.5%
9,990	Alphabet, Inc. - Class A1	$2,428,569
8,138	Alphabet, Inc. - Class C1	1,982,010
15,495	AT&T, Inc.[1]	437,579
110	Booking Holdings, Inc.[1]	593,920
6,526	Comcast Corp. - Class A1	205,047
3,728	Meta Platforms, Inc. - Class A1	2,737,769
731	Netflix, Inc.*,1	876,411
5,785	Uber Technologies, Inc.*,1	566,756
9,090	Verizon Communications, Inc.[1]	399,505
3,097	Walt Disney Co.[1]	354,606
		10,582,172
	CONSUMER DISCRETIONARY — 9.5%
16,952	Amazon.com, Inc.*,1	3,722,151
1,799	Home Depot, Inc.[1]	728,937
1,028	Lowe's Cos., Inc.[1]	258,347
2,378	McDonald's Corp.[1]	722,650
7,773	NIKE, Inc. - Class B1	542,011
3,761	Starbucks Corp.[1]	318,181
4,988	Tesla, Inc.*,1	2,218,263
2,043	TJX Cos., Inc.[1]	295,295
		8,805,835
	CONSUMER STAPLES — 5.1%
3,977	Altria Group, Inc.[1]	262,721
9,099	Coca-Cola Co.[1]	603,446
1,746	Colgate-Palmolive Co.[1]	139,575
813	Costco Wholesale Corp.[1]	752,537
3,138	Mondelez International, Inc. - Class A1	196,031
3,220	PepsiCo, Inc.[1]	452,217
3,650	Philip Morris International, Inc.[1]	592,030
5,032	Procter & Gamble Co.[1]	773,167
845	Target Corp.[1]	75,796
7,962	Walmart, Inc.[1]	820,564
		4,668,084
	ENERGY — 2.9%
5,054	Chevron Corp.[1]	784,836
3,912	ConocoPhillips[1]	370,036
13,291	Exxon Mobil Corp.[1]	1,498,560
		2,653,432
	FINANCIALS — 13.3%
1,316	American Express Co.[1]	437,123

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
13,020	Bank of America Corp.[1]	$671,702
4,336	Berkshire Hathaway, Inc. - Class B*,1	2,179,881
345	BlackRock, Inc.[1]	402,225
3,537	Charles Schwab Corp.[1]	337,677
4,171	Chubb Ltd.[1,2]	1,177,265
3,689	Citigroup, Inc.[1]	374,433
743	Goldman Sachs Group, Inc.[1]	591,688
5,491	JPMorgan Chase & Co.[1]	1,732,026
1,939	Mastercard, Inc. - Class A1	1,102,923
6,471	MetLife, Inc.[1]	533,016
2,935	Morgan Stanley[1]	466,548
2,372	PayPal Holdings, Inc.*,1	159,066
3,042	U.S. Bancorp[1]	147,020
4,088	Visa, Inc. - Class A1	1,395,561
6,493	Wells Fargo & Co.[1]	544,243
		12,252,397
	HEALTH CARE — 8.8%
5,486	Abbott Laboratories[1]	734,795
3,510	AbbVie, Inc.[1]	812,706
1,067	Amgen, Inc.[1]	301,107
4,029	Bristol-Myers Squibb Co.[1]	181,708
3,980	CVS Health Corp.[1]	300,052
1,277	Danaher Corp.[1]	253,178
734	Elevance Health, Inc.[1]	237,170
1,565	Eli Lilly & Co.[1]	1,194,095
2,476	Gilead Sciences, Inc.[1]	274,836
1,127	Intuitive Surgical, Inc.*,1	504,028
4,783	Johnson & Johnson[1]	886,864
4,056	Medtronic PLC[1,2]	386,294
5,025	Merck & Co., Inc.[1]	421,748
11,258	Pfizer, Inc.[1]	286,854
759	Thermo Fisher Scientific, Inc.[1]	368,130
2,911	UnitedHealth Group, Inc.[1]	1,005,168
		8,148,733
	INDUSTRIALS — 8.1%
1,957	3M Co.[1]	303,687
2,686	Boeing Co.*,1	579,719
1,735	Caterpillar, Inc.[1]	827,855
914	Deere & Co.[1]	417,936
1,420	Eaton Corp. PLC[1,2]	531,435
2,049	Emerson Electric Co.[1]	268,788

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
617	FedEx Corp.[1]	$145,495
3,889	General Electric Co. DBA GE Aerospace[1]	1,169,889
2,336	Honeywell International, Inc.[1]	491,728
758	Lockheed Martin Corp.[1]	378,401
4,782	RTX Corp.[1]	800,172
1,666	Union Pacific Corp.[1]	393,792
2,009	United Parcel Service, Inc. - Class B1	167,812
4,672	Waste Management, Inc.[1]	1,031,718
		7,508,427
	MATERIALS — 1.9%
3,726	Linde PLC1,[2]	1,769,850

	REAL ESTATE — 1.6%
7,557	American Tower Corp., REIT[1]	1,453,362

	TECHNOLOGY — 35.2%
1,521	Accenture PLC[1,2]	375,079
1,071	Adobe, Inc.*,1	377,795
3,646	Advanced Micro Devices, Inc.*,1	589,886
24,446	Apple, Inc.[1]	6,224,685
1,852	Applied Materials, Inc.[1]	379,178
10,493	Broadcom, Inc.[1]	3,461,746
26,329	Cisco Systems, Inc.[1]	1,801,430
9,689	Intel Corp.[1]	325,066
2,250	International Business Machines Corp.[1]	634,860
682	Intuit, Inc.[1]	465,745
12,024	Microsoft Corp.[1]	6,227,831
39,672	NVIDIA Corp.[1]	7,402,002
3,912	Oracle Corp.[1]	1,100,211
4,990	Palantir Technologies, Inc. - Class A*,1	910,276
2,496	QUALCOMM, Inc.[1]	415,234
751	S&P Global, Inc.[1]	365,519
2,327	Salesforce, Inc.[1]	551,499
502	ServiceNow, Inc.*,1	461,980
2,049	Texas Instruments, Inc.[1]	376,463
		32,446,485
	UTILITIES — 2.2%
4,508	Duke Energy Corp.[1]	557,865
12,001	NextEra Energy, Inc.[1]	905,956
6,395	Southern Co.[1]	606,054
		2,069,875
	TOTAL COMMON STOCKS
	(Cost $87,069,306)	92,358,652

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 9.6%
	CALL OPTIONS — 4.2%
	S&P 500 Index
49	Exercise Price: $6,500.01, Notional Amount: $31,850,049, Expiration Date: January 22, 2027*	$3,904,881
	TOTAL CALL OPTIONS
	(Cost $2,797,008)	3,904,881

	PUT OPTIONS — 5.4%
	iShares Core S&P 500 Index ETF
8	Exercise Price: $610.12, Notional Amount: $488,096, Expiration Date: January 22, 2027*	20,949
	S&P 500 Index
49	Exercise Price: $5,500.01, Notional Amount: $26,950,049, Expiration Date: January 22, 2027*	801,701
159	Exercise Price: $6,101.24, Notional Amount: $97,009,716, Expiration Date: January 22, 2027*	4,144,103
	TOTAL PUT OPTIONS
	(Cost $7,397,783)	4,966,753
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $10,194,791)	8,871,634

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
1,667,829	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	1,667,829
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,667,829)	1,667,829
	TOTAL INVESTMENTS — 111.5%
	(Cost $98,931,926)	102,898,115

	Liabilities in Excess of Other Assets — (11.5)%	(10,605,144)

	TOTAL NET ASSETS — 100.0%	$92,292,971

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (10.6)%
	CALL OPTIONS — (8.7)%
	3M Co.
(6)	Exercise Price: $152.50, Notional Amount: $(91,500), Expiration Date: October 3, 2025*	$(2,280)
	Abbott Laboratories
(16)	Exercise Price: $134.00, Notional Amount: $(214,400), Expiration Date: October 3, 2025*	(1,712)
	AbbVie, Inc.
(10)	Exercise Price: $220.00, Notional Amount: $(220,000), Expiration Date: October 3, 2025*	(12,000)
	Accenture PLC
(4)	Exercise Price: $240.00, Notional Amount: $(96,000), Expiration Date: October 3, 2025*	(3,060)
	Adobe, Inc.
(3)	Exercise Price: $360.00, Notional Amount: $(108,000), Expiration Date: October 3, 2025*	(593)
	Advanced Micro Devices, Inc.
(11)	Exercise Price: $160.00, Notional Amount: $(176,000), Expiration Date: October 3, 2025*	(4,345)
	Alphabet, Inc. - Class A
(29)	Exercise Price: $247.50, Notional Amount: $(717,750), Expiration Date: October 3, 2025*	(3,900)
	Alphabet, Inc. - Class C
(24)	Exercise Price: $247.50, Notional Amount: $(594,000), Expiration Date: October 3, 2025*	(3,492)
	Altria Group, Inc.
(12)	Exercise Price: $66.00, Notional Amount: $(79,200), Expiration Date: October 3, 2025*	(648)
	Amazon.com, Inc.
(49)	Exercise Price: $220.00, Notional Amount: $(1,078,000), Expiration Date: October 3, 2025*	(11,858)
	American Express Co.
(4)	Exercise Price: $342.50, Notional Amount: $(137,000), Expiration Date: October 3, 2025*	(250)
	Amgen, Inc.
(3)	Exercise Price: $272.50, Notional Amount: $(81,750), Expiration Date: October 3, 2025*	(3,157)
	Apple, Inc.
(71)	Exercise Price: $255.00, Notional Amount: $(1,810,500), Expiration Date: October 3, 2025*	(14,555)
	Applied Materials, Inc.
(5)	Exercise Price: $205.00, Notional Amount: $(102,500), Expiration Date: October 3, 2025*	(1,473)
	AT&T, Inc.
(45)	Exercise Price: $28.50, Notional Amount: $(128,250), Expiration Date: October 3, 2025*	(495)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(38)	Exercise Price: $52.00, Notional Amount: $(197,600), Expiration Date: October 3, 2025*	$(1,178)
	Berkshire Hathaway, Inc. - Class B
(13)	Exercise Price: $500.00, Notional Amount: $(650,000), Expiration Date: October 3, 2025*	(5,752)
	BlackRock, Inc.
(1)	Exercise Price: $1,160.00, Notional Amount: $(116,000), Expiration Date: October 3, 2025*	(1,385)
	Boeing Co.
(8)	Exercise Price: $222.50, Notional Amount: $(178,000), Expiration Date: October 3, 2025*	(560)
	Bristol-Myers Squibb Co.
(12)	Exercise Price: $44.00, Notional Amount: $(52,800), Expiration Date: October 3, 2025*	(1,602)
	Broadcom, Inc.
(30)	Exercise Price: $335.00, Notional Amount: $(1,005,000), Expiration Date: October 3, 2025*	(8,985)
	Caterpillar, Inc.
(5)	Exercise Price: $465.00, Notional Amount: $(232,500), Expiration Date: October 3, 2025*	(6,625)
	Charles Schwab Corp.
(10)	Exercise Price: $96.00, Notional Amount: $(96,000), Expiration Date: October 3, 2025*	(810)
	Chevron Corp.
(15)	Exercise Price: $160.00, Notional Amount: $(240,000), Expiration Date: October 3, 2025*	(248)
	Cisco Systems, Inc.
(76)	Exercise Price: $68.00, Notional Amount: $(516,800), Expiration Date: October 3, 2025*	(5,966)
	Citigroup, Inc.
(11)	Exercise Price: $104.00, Notional Amount: $(114,400), Expiration Date: October 3, 2025*	(352)
	Coca-Cola Co.
(26)	Exercise Price: $66.00, Notional Amount: $(171,600), Expiration Date: October 3, 2025*	(1,638)
	Colgate-Palmolive Co.
(5)	Exercise Price: $79.00, Notional Amount: $(39,500), Expiration Date: October 3, 2025*	(650)
	Comcast Corp. - Class A
(19)	Exercise Price: $31.50, Notional Amount: $(59,850), Expiration Date: October 3, 2025*	(323)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	ConocoPhillips
(11)	Exercise Price: $98.00, Notional Amount: $(107,800), Expiration Date: October 3, 2025*	$(187)
	Costco Wholesale Corp.
(2)	Exercise Price: $920.00, Notional Amount: $(184,000), Expiration Date: October 3, 2025*	(2,170)
	CVS Health Corp.
(12)	Exercise Price: $76.00, Notional Amount: $(91,200), Expiration Date: October 3, 2025*	(1,590)
	Danaher Corp.
(4)	Exercise Price: $185.00, Notional Amount: $(74,000), Expiration Date: October 3, 2025*	(5,380)
	Deere & Co.
(3)	Exercise Price: $465.00, Notional Amount: $(139,500), Expiration Date: October 3, 2025*	(449)
	Eaton Corp. PLC
(4)	Exercise Price: $365.00, Notional Amount: $(146,000), Expiration Date: October 3, 2025*	(4,340)
	Eli Lilly & Co.
(5)	Exercise Price: $725.00, Notional Amount: $(362,500), Expiration Date: October 3, 2025*	(19,737)
	Emerson Electric Co.
(6)	Exercise Price: $129.00, Notional Amount: $(77,400), Expiration Date: October 3, 2025*	(1,665)
	Exxon Mobil Corp.
(38)	Exercise Price: $117.00, Notional Amount: $(444,600), Expiration Date: October 3, 2025*	(437)
	FedEx Corp.
(2)	Exercise Price: $237.50, Notional Amount: $(47,500), Expiration Date: October 3, 2025*	(373)
	General Electric Co. DBA GE Aerospace
(11)	Exercise Price: $295.00, Notional Amount: $(324,500), Expiration Date: October 3, 2025*	(7,810)
	Gilead Sciences, Inc.
(7)	Exercise Price: $112.00, Notional Amount: $(78,400), Expiration Date: October 3, 2025*	(637)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $802.50, Notional Amount: $(160,500), Expiration Date: October 3, 2025*	(1,230)
	Home Depot, Inc.
(5)	Exercise Price: $410.00, Notional Amount: $(205,000), Expiration Date: October 3, 2025*	(680)
	Honeywell International, Inc.
(7)	Exercise Price: $207.50, Notional Amount: $(145,250), Expiration Date: October 3, 2025*	(2,765)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intel Corp.
(28)	Exercise Price: $35.50, Notional Amount: $(99,400), Expiration Date: October 3, 2025*	$(910)
	International Business Machines Corp.
(7)	Exercise Price: $287.50, Notional Amount: $(201,250), Expiration Date: October 3, 2025*	(1,159)
	Intuit, Inc.
(2)	Exercise Price: $700.00, Notional Amount: $(140,000), Expiration Date: October 3, 2025*	(340)
	Intuitive Surgical, Inc.
(3)	Exercise Price: $440.00, Notional Amount: $(132,000), Expiration Date: October 3, 2025*	(2,955)
	Johnson & Johnson
(14)	Exercise Price: $180.00, Notional Amount: $(252,000), Expiration Date: October 3, 2025*	(7,980)
	JPMorgan Chase & Co.
(16)	Exercise Price: $317.50, Notional Amount: $(508,000), Expiration Date: October 3, 2025*	(2,864)
	Lockheed Martin Corp.
(2)	Exercise Price: $490.00, Notional Amount: $(98,000), Expiration Date: October 3, 2025*	(2,230)
	Lowe's Cos., Inc.
(3)	Exercise Price: $257.50, Notional Amount: $(77,250), Expiration Date: October 3, 2025*	(71)
	Mastercard, Inc. - Class A
(6)	Exercise Price: $565.00, Notional Amount: $(339,000), Expiration Date: October 3, 2025*	(4,440)
	McDonald's Corp.
(7)	Exercise Price: $305.00, Notional Amount: $(213,500), Expiration Date: October 3, 2025*	(1,113)
	Medtronic PLC
(12)	Exercise Price: $95.00, Notional Amount: $(114,000), Expiration Date: October 3, 2025*	(1,098)
	Merck & Co., Inc.
(15)	Exercise Price: $78.00, Notional Amount: $(117,000), Expiration Date: October 3, 2025*	(9,037)
	Meta Platforms, Inc. - Class A
(11)	Exercise Price: $740.00, Notional Amount: $(814,000), Expiration Date: October 3, 2025*	(6,545)
	Microsoft Corp.
(35)	Exercise Price: $512.50, Notional Amount: $(1,793,750), Expiration Date: October 3, 2025*	(27,037)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Mondelez International, Inc. - Class A
(9)	Exercise Price: $64.00, Notional Amount: $(57,600), Expiration Date: October 3, 2025*	$(113)
	Morgan Stanley
(8)	Exercise Price: $160.00, Notional Amount: $(128,000), Expiration Date: October 3, 2025*	(996)
	Netflix, Inc.
(2)	Exercise Price: $1,210.00, Notional Amount: $(242,000), Expiration Date: October 3, 2025*	(1,680)
	NextEra Energy, Inc.
(35)	Exercise Price: $76.00, Notional Amount: $(266,000), Expiration Date: October 3, 2025*	(1,943)
	NIKE, Inc. - Class B
(23)	Exercise Price: $69.00, Notional Amount: $(158,700), Expiration Date: October 3, 2025*	(8,107)
	NVIDIA Corp.
(115)	Exercise Price: $177.50, Notional Amount: $(2,041,250), Expiration Date: October 3, 2025*	(111,262)
	Oracle Corp.
(11)	Exercise Price: $282.50, Notional Amount: $(310,750), Expiration Date: October 3, 2025*	(5,005)
	Palantir Technologies, Inc. - Class A
(14)	Exercise Price: $177.50, Notional Amount: $(248,500), Expiration Date: October 3, 2025*	(9,415)
	PayPal Holdings, Inc.
(7)	Exercise Price: $68.00, Notional Amount: $(47,600), Expiration Date: October 3, 2025*	(392)
	PepsiCo, Inc.
(9)	Exercise Price: $140.00, Notional Amount: $(126,000), Expiration Date: October 3, 2025*	(1,323)
	Pfizer, Inc.
(33)	Exercise Price: $23.50, Notional Amount: $(77,550), Expiration Date: October 3, 2025*	(6,616)
	Philip Morris International, Inc.
(11)	Exercise Price: $165.00, Notional Amount: $(181,500), Expiration Date: October 3, 2025*	(440)
	Procter & Gamble Co.
(15)	Exercise Price: $152.50, Notional Amount: $(228,750), Expiration Date: October 3, 2025*	(2,827)
	QUALCOMM, Inc.
(7)	Exercise Price: $170.00, Notional Amount: $(119,000), Expiration Date: October 3, 2025*	(448)
	RTX Corp.
(14)	Exercise Price: $162.50, Notional Amount: $(227,500), Expiration Date: October 3, 2025*	(8,400)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P 500 Index
(49)	Exercise Price: $5,500.01, Notional Amount: $(26,950,049), Expiration Date: January 22, 2027*	$(7,646,818)
	S&P Global, Inc.
(2)	Exercise Price: $490.00, Notional Amount: $(98,000), Expiration Date: October 3, 2025*	(340)
	Salesforce, Inc.
(7)	Exercise Price: $245.00, Notional Amount: $(171,500), Expiration Date: October 3, 2025*	(571)
	ServiceNow, Inc.
(1)	Exercise Price: $937.50, Notional Amount: $(93,750), Expiration Date: October 3, 2025*	(600)
	Southern Co.
(19)	Exercise Price: $94.00, Notional Amount: $(178,600), Expiration Date: October 3, 2025*	(2,137)
	Starbucks Corp.
(11)	Exercise Price: $83.00, Notional Amount: $(91,300), Expiration Date: October 3, 2025*	(2,315)
	Target Corp.
(2)	Exercise Price: $88.00, Notional Amount: $(17,600), Expiration Date: October 3, 2025*	(464)
	Tesla, Inc.
(14)	Exercise Price: $437.50, Notional Amount: $(612,500), Expiration Date: October 3, 2025*	(20,790)
	Texas Instruments, Inc.
(6)	Exercise Price: $185.00, Notional Amount: $(111,000), Expiration Date: October 3, 2025*	(1,008)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $465.00, Notional Amount: $(93,000), Expiration Date: October 3, 2025*	(4,200)
	TJX Cos., Inc.
(6)	Exercise Price: $143.00, Notional Amount: $(85,800), Expiration Date: October 3, 2025*	(1,245)
	U.S. Bancorp
(9)	Exercise Price: $49.50, Notional Amount: $(44,550), Expiration Date: October 3, 2025*	(77)
	Uber Technologies, Inc.
(17)	Exercise Price: $98.00, Notional Amount: $(166,600), Expiration Date: October 3, 2025*	(2,354)
	Union Pacific Corp.
(5)	Exercise Price: $235.00, Notional Amount: $(117,500), Expiration Date: October 3, 2025*	(1,125)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	United Parcel Service, Inc. - Class B
(6)	Exercise Price: $84.00, Notional Amount: $(50,400), Expiration Date: October 3, 2025*	$(402)
	UnitedHealth Group, Inc.
(8)	Exercise Price: $345.00, Notional Amount: $(276,000), Expiration Date: October 3, 2025*	(4,140)
	Verizon Communications, Inc.
(26)	Exercise Price: $43.50, Notional Amount: $(113,100), Expiration Date: October 3, 2025*	(1,456)
	Visa, Inc. - Class A
(12)	Exercise Price: $337.50, Notional Amount: $(405,000), Expiration Date: October 3, 2025*	(6,480)
	Walmart, Inc.
(23)	Exercise Price: $103.00, Notional Amount: $(236,900), Expiration Date: October 3, 2025*	(2,093)
	Walt Disney Co.
(9)	Exercise Price: $113.00, Notional Amount: $(101,700), Expiration Date: October 3, 2025*	(1,877)
	Wells Fargo & Co.
(19)	Exercise Price: $85.00, Notional Amount: $(161,500), Expiration Date: October 3, 2025*	(770)
	TOTAL CALL OPTIONS
	(Proceeds $6,330,317)	(8,077,350)

	PUT OPTIONS — (1.9)%
	S&P 500 Index
(49)	Exercise Price: $6,500.01, Notional Amount: $(31,850,049), Expiration Date: January 22, 2027*	(1,718,487)
	TOTAL PUT OPTIONS
	(Proceeds $2,493,032)	(1,718,487)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $8,823,349)	$(9,795,837)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $9,429,871, which represents 10.22% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$3,062,658	3.3%
Switzerland	1,177,265	1.3%
United States	98,658,192	106.9%
Total Investments	102,898,115	111.5%
Liabilities in Excess of Other Assets	(10,605,144)	(11.5)%
Total Net Assets	$92,292,971	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.5%
Consumer Discretionary	9.5%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.3%
Health Care	8.8%
Industrials	8.1%
Materials	1.9%
Real Estate	1.6%
Technology	35.2%
Utilities	2.2%
Total Common Stocks	100.1%
Purchased Options Contracts	9.6%
Short-Term Investments	1.8%
Total Investments	111.5%
Liabilities in Excess of Other Assets	(11.5)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$92,358,652	$-	$-	$92,358,652
Short-Term Investments	1,667,829	-	-	1,667,829
Total Investments	94,026,481	-	-	94,026,481
Purchased Options Contracts	-	8,871,634	-	8,871,634
Total Investments and Options	$94,026,481	$8,871,634	$-	$102,898,115

Liabilities
Written Options Contracts	$430,532	$9,365,305	$-	$9,795,837
Total Written Options Contracts	$430,532	$9,365,305	$-	$9,795,837

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.